CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Mar. 31, 2018
IPO offering
Offering costs	$ 7,095,798	$ 7,095,798